Acquisitions (Tables)	12 Months Ended
Dec. 31, 2017
Business Combinations [Abstract]
Purchase Price Allocation

(in thousands)	Exiqon acquisition

Purchase Price:
Cash consideration	$95,163
Fair value of remaining shares	5,519
$100,682

Final Allocation:
Cash and cash equivalents	$4,824
Accounts receivable	3,581
Inventory	1,553
Prepaid expenses and other current assets	1,853
Accounts payable	(1,289)
Accruals and other current liabilities	(11,587)
Debt assumed	(6,068)
Other long-term liabilities	(197)
Deferred tax asset on tax loss carry forwards	10,016
Fixed and other long-term assets	2,870
Developed technology	18,500
Customer relationships	3,800
Tradenames	1,400
Goodwill	76,807
Deferred tax liability on fair value of identifiable intangible assets acquired	(5,381)
$100,682